PROPERTY AND EQUIPMENT, NET - Schedule (Details) ¥ in Millions, $ in Millions	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Cost:
Property and equipment, gross	¥ 13,451		¥ 13,123
Less: Accumulated depreciation	7,500		6,845
Property and equipment net excluding construction in process	5,951		6,278
Construction in progress	853		778
Property and equipment, net	6,804	$ 957	7,056
Buildings
Cost:
Property and equipment, gross	305		305
Leasehold improvements
Cost:
Property and equipment, gross	10,741		10,467
Furniture, fixtures and equipment
Cost:
Property and equipment, gross	2,402		2,348
Motor vehicles
Cost:
Property and equipment, gross	¥ 3		¥ 3